NON-CURRENT ASSETS (Details) - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
NON-CURRENT ASSETS
Deferred financing costs associated with the revolving credit facility	$ 599	$ 885
Long-term receivables	349	388
Other assets	$ 948	$ 1,273